Related Party Transactions and Balances (Details) - Schedule of Company Entered into Transaction	12 Months Ended
Dec. 31, 2023
Mr. Zhu Jian [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Chief Executive Officer and, Director and 59.1% beneficial owner of the Company
Mr. Wang Jun [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	10.6% beneficial owner of the Company
Mr. Tang Jing [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Chief Financial Officer and 5.1% beneficial owner of the Company
Mr. Tang Yuhua [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Tang Jing
Skinist Global Company Limited (“Skinist Global”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Shanghai Jingxin Trading Co. Ltd. (“Jingxin”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian
Shanghai Jingqi Developing Co., Ltd. (“Jingqi”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian
Shanghai Jingrong Information Co., Ltd. (“Jingrong”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Mu Xuemei, the director of the Company
Merit Zone Development Limited (“Merit Zone”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun before January 1, 2023. Mr. Wang Jun transferred the equity interest in Merit Zone in January 2023.
Shanghai Jiantong Trade Center (“Jian Tong”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhiwang Cosmetics Co., Ltd. (“Zhiwang”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Mu Xuemei, a director of the Company
Shanghai Yuancheng Advertising Co., Ltd. (“Yuancheng”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Zuandu Advertising Co. Ltd. (“Zuandu”) [Member]
Schedule of Company Entered into Transaction [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian